EQUITY (Details 4) - Non Employee Stock Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance at beginning	180,000
Granted		180,000
Vested	(90,000)
Balance at end	90,000	180,000
Option Exercisable at end	90,000
Options expected to vest	90,000	180,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at beginning	$ 1.00
Granted		$ 1.00
Vested	(1.00)
Balance at end	1.00	1.00
Option Exercisable at end	1.00
Options expected to vest	$ 1.00	$ 1.00